FINANCIAL INSTRUMENTS - Sensitivity Analysis of Market Risk (Details) CAD in Millions	Dec. 31, 2017 CAD CAD / shares CAD / MWh CAD / bbl $ / gal $ / CAD CAD / GJ	Dec. 31, 2016 CAD
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Percentage of reasonably possible increase in interest rate	1.00%	1.00%
Percentage of reasonably possible decrease in interest rate	(1.00%)	(1.00%)
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	CAD 17.0	CAD 3.0
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	CAD (17.0)	CAD (3.0)
Frac spread related Natural gas
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | CAD / GJ	0.25
Value of reasonably possible decrease in price | CAD / GJ	0.25
Increase (decrease) in earnings due to reasonably possible increase in price	CAD 4.0
Increase (decrease) in earnings due to reasonably possible decrease in price	CAD (4.0)
Frac spread related NGL (includes propane, butane and condensate)
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / gal	0.10
Value of reasonably possible decrease in price | $ / gal	0.10
Increase (decrease) in earnings due to reasonably possible increase in price	CAD (18.0)
Increase (decrease) in earnings due to reasonably possible decrease in price	CAD 18.0
Frac spread related Foreign exchange
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / CAD	0.20
Value of reasonably possible decrease in price | $ / CAD	0.20
Increase (decrease) in earnings due to reasonably possible increase in price	CAD (25.0)
Increase (decrease) in earnings due to reasonably possible decrease in price	CAD 25.0
Product margin on Crude oil
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | CAD / bbl	2.50
Value of reasonably possible decrease in price | CAD / bbl	2.50
Increase (decrease) in earnings due to reasonably possible increase in price	CAD (2.0)
Increase (decrease) in earnings due to reasonably possible decrease in price	CAD 2.0
Product margin on NGL
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / gal	0.10
Value of reasonably possible decrease in price | $ / gal	0.10
Corporate Interest rate
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Percentage of reasonably possible increase in interest rate	0.50%
Percentage of reasonably possible decrease in interest rate	0.50%
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	CAD 0.4
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	CAD (0.4)
Corporate Power
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | CAD / MWh	5.00
Value of reasonably possible decrease in price | CAD / MWh	5.00
Increase (decrease) in earnings due to reasonably possible increase in price	CAD 0.0
Increase (decrease) in earnings due to reasonably possible decrease in price	CAD 0.0
Conversion feature of convertible debentures
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | CAD / shares	0.50
Value of reasonably possible decrease in price | CAD / shares	0.50
Increase (decrease) in earnings due to reasonably possible increase in price	CAD (1.0)
Increase (decrease) in earnings due to reasonably possible decrease in price	CAD 1.0